Revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Revenue from contracts with customers
Revenue from contracts with customers

5.    Revenue from contracts with customers

(i)	Disaggregated revenue information

					Period from 1
					January to 18	Year ended 31	Year ended 31
	Period from 19 December				December	December	December
	to 31 December 2019				2019	2018	2017
	Successor (NFH)				Predecessor (HHH)
		Operating
	Operating	assets_Tier 2	Expansion
Segments	assets_Tier 1	and other assets	assets	Total
Type of goods or services
Healthcare services	54,330	14,179	10,609	79,118	2,350,210	2,045,013	1,822,065
Others	445	344	128	917	18,957	13,766	5,815
Total revenue from contracts with customers	54,775	14,523	10,737	80,035	2,369,167	2,058,779	1,827,880
Timing of revenue recognition
At a point in time	37,949	7,846	5,748	51,543	1,433,987	1,275,375	1,093,043
Over time	16,826	6,677	4,989	28,492	935,180	783,404	734,837
Total revenue from contracts with customers	54,775	14,523	10,737	80,035	2,369,167	2,058,779	1,827,880

Set out below is the reconciliation of the revenue from contracts with customers to the amounts disclosed in the segment information:

		Operating
	Operating	assets_Tier 2	Expansion
Segments	assets_Tier 1	and other assets	assets	Total

Revenue from contracts with customers
External customers	54,775	14,523	10,737	80,035
Intersegment sales	3,656	398	105	4,159

Intersegment eliminations	(3,656)	(398)	(105)	(4,159)
Total revenue from contracts with customers	54,775	14,523	10,737	80,035

The following table shows the amounts of revenue recognized in the period that were included in the contract liabilities at the beginning of the period:

At 1 January 2019 (Predecessor)	301,819
Revenue recognized that was included in the contract liabilities at the beginning of the period	(262,733)
Increases due to cash received, excluding amounts recognized as revenue during the period	298,983
At 31 December 2019 (Successor)	338,069

At 1 January 2018 (Predecessor)	225,560
Revenue recognized that was included in the contract liabilities at the beginning of the period	(170,113)
Increases due to cash received, excluding amounts recognized as revenue during the period	246,372
At 31 December 2018 (Predecessor)	301,819

There was no revenue recognized in the periods presented relating to performance obligations satisfied in previous periods.

(ii)    Performance obligations

Information about the Group’s performance obligations is summarised below:

Healthcare services

Revenues are recognized when the Group’s obligation to provide healthcare services is satisfied. The contractual relationships with patients, in majority of the cases, also involve a third-party insurance company payor.

For inpatient services, the patients receive treatments that include various components that are all highly interdependent, and therefore, are regarded as one performance obligation. The performance obligation is satisfied over time as the patient simultaneously receives and consumes the benefits of the inpatient services provided. The Group has a right to consideration from its patients in an amount that corresponds directly with the value to the patient of the Group’s performance completed to date (calculated based on fixed pre-determined treatment prescriptions). Therefore, revenue for inpatient services are recognized in the amount to which the Group has a right to invoice on a daily basis.

Revenue for outpatient services is recognized at a point in time because the performance obligations are generally satisfied over a period of less than one day.

Others

Revenue from goods such as gift shop merchandise, and food and beverage items are recognized at a point in time, generally upon delivery of the goods to the customer. Revenue from services such as hospital management consulting and training services, and matron services is recognized on a straight-line basis because the customer simultaneously receives and consumes the benefits provided by the Group evenly throughout the performance period.

The amounts of transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at 31 December 2019 (Successor) and 2018 (Predecessor) are as follows:

	31 December 2019	31 December 2018
	Successor (NFH)	Predecessor (HHH)

Within one year	270,196	262,733
More than one year	67,873	39,086
	338,069	301,819

The performance obligations expected to be recognized in more than one year relate to rendering of treatment packages that are to be satisfied within three years. All the other remaining performance obligations are satisfied in one year or less at the end of each year.